ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]	(in thousands of $)

Vessel	2014 Market value(1)	2014 Carrying value	Deficit
Golar Arctic	136,000	156,000	20,000

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Useful lives applied in depreciation	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2014	2013
Net actuarial loss	15,251	12,731
As at December 31, 2014, 2013 and 2012, our accumulated other comprehensive income (loss) balances consisted of the following components:

(in thousands of $)	2014	2013	2012
Unrealized net gain (loss) on qualifying cash flow hedging instruments	4,671	(1,822)	(6,832)
Unrealized gain on available-for-sale securities	15,751	7,796	5,911
Losses associated with pensions, net of tax recoveries of $0.2 million (2013: $0.2 million)	(15,251)	(12,731)	(17,809)
Accumulated other comprehensive income (loss)	5,171	(6,757)	(18,730)

The components of accumulated other comprehensive income (loss) consisted of the following:

	Gain (losses) on available-for-sale securities	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total Accumulated comprehensive Income (loss)
Balance at December 31, 2011	—	(15,486)	(19,462)	—	(34,948)
Other comprehensive income (loss) before reclassification	5,911	(2,323)	3,641	—	7,229
Amount reclassified from accumulated other comprehensive income	—	—	8,989	—	8,989
Net current-period other comprehensive income (loss)	5,911	(2,323)	12,630	—	16,218
Balance at December 31, 2012	5,911	(17,809)	(6,832)	—	(18,730)
Other comprehensive income before reclassification	12,680	5,078	4,148	854	22,760
Amount reclassified from accumulated other comprehensive (loss) income	(10,795)	—	8	—	(10,787)
Net current-period other comprehensive income	1,885	5,078	4,156	854	11,973
Balance at December 31, 2013	7,796	(12,731)	(2,676)	854	(6,757)
Other comprehensive income (loss) before reclassification	7,955	(2,520)	3,483	(225)	8,693
Amount reclassified from accumulated other comprehensive income	—	—	3,235	—	3,235
Net current-period other comprehensive income (loss)	7,955	(2,520)	6,718	(225)	11,928
Balance at December 31, 2014	15,751	(15,251)	4,042	629	5,171